Schedule of other operating expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Foreign worker levy	$ 82,944	$ 78,335
Insurance	189,192	38,647
Professional fees	285,343	291,303
Property tax	54,293	54,630
Rental and storage	211,561	214,175
Utilities	36,889	92,045
Upkeep, repair and maintenance	58,165	53,392
Chemical and incineration fees	189,545	70,378
Bank service charges	3,528	45,878
Listing fees and expenses	75,641
Others	25,172	52,743
Other operating expenses	$ (1,212,273)	$ (991,526)